Trading assets and liabilities (Details Textual) (Sovereign and Corporate Bonds [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sovereign and Corporate Bonds [Member]
Secured Debt, Repurchase Agreements	$ 1,300,000	$ 19,000,000
Net gain (loss) from trading	$ 100,000	$ 700,000	$ 100,000